Related Parties - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2016	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Related Party Transaction [Line Items]
Related party transactions		$ 0	$ 0	$ 0
Amounts payable to related parties		0	0
Amounts receivable from related parties		$ 0	$ 0
Tender Offer
Related Party Transaction [Line Items]
Purchase of ordinary shares	3,347,193
Total purchase price of ordinary shares	$ 44,900,000